VIA EDGAR

December 2, 2024

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information for the MUSQ Global Music Industry Index ETF (formerly, MUSQ Global Music Industry ETF) that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 439, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-24-102295 on November 26, 2024.

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski

Richard Malinowski